Financial Risk Management - Summary of Groups Retail and Credit Card Loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 214,934,259	₩ 202,886,499
Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 216,731,398	₩ 204,498,083
Portionof Retail And Credit Card Loans	100.00%	100.00%
Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (1,797,139)	₩ (1,611,584)
Housing
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	93,624,055	87,250,897
Housing | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 93,695,479	₩ 87,312,052
Portionof Retail And Credit Card Loans	43.23%	42.70%
Housing | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (71,424)	₩ (61,155)
General
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	101,278,028	97,539,468
General | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 102,211,599	₩ 98,388,401
Portionof Retail And Credit Card Loans	47.16%	48.11%
General | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (933,571)	₩ (848,933)
Credit card
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	20,032,176	18,096,134
Credit card | Loans
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ 20,824,320	₩ 18,797,630
Portionof Retail And Credit Card Loans	9.61%	9.19%
Credit card | Allowances
Retail And Credit Card Loans [Line Items]
Retail And Credit Card Loans	₩ (792,144)	₩ (701,496)